Document and Entity Information	Feb. 07, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 07, 2023
Entity Registrant Name	TransDigm Group Incorporated
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32833
Entity Tax Identification Number	41-2101738
Entity Address, Address Line One	1301 East 9th Street,
Entity Address, Address Line Two	Suite 3000,
Entity Address, City or Town	Cleveland,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44114
City Area Code	216
Local Phone Number	706-2960
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	TDG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001260221
Amendment Flag	false